Investments in Associates and Joint Ventures - Summary of Income from Equity Interests in Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Associates and Joint Ventures [Line Items]
Net income	$ 2,234	$ 16	$ (1,021)
Other comprehensive income	82	115	(15)
Total comprehensive income for the year	2,316	131	(1,036)
Joint Ventures [member]
Disclosure of Associates and Joint Ventures [Line Items]
Net income	433	241	165
Other comprehensive income	13	20	(4)
Total comprehensive income for the year	446	261	161
Associates [member]
Disclosure of Associates and Joint Ventures [Line Items]
Net income	13	46	23
Other comprehensive income	8	7	1
Total comprehensive income for the year	$ 21	$ 53	$ 24